Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Income taxes

Note 11 - Income taxes:

The provision for income tax expense consists of the following:

	Year Ended
	December 31,	December 31,
	2013	2012
Current tax expense:
Federal	$-	$-
State and local	211,205	301,932
Foreign	165,000
Total current tax expense	376,205	301,932

Deferred tax expense (benefit):
Federal	-	-
State and local	116,690	(288,130)
Total deferred tax expense (benefit)	116,690	(288,130)

Total income tax expense	$492,895	$13,802

The difference between the reported income tax expense and taxes determined by applying the applicable U.S. federal statutory income tax rate to (loss) income before taxes from continuing operations is reconciled as follows:

	Year ended
	December 31,	December 31,
	2013	2012
Income (loss) from continuing operations before
Provision for income taxes
Domestic	$(17,082,577)	$7,553,949
Foreign	1,101,614	(307,382)
Total	$ (15,980,963)	$7,246,567

	Year ended
	December 31,		December 31,
	2013		2012
Income tax expense at federal statutory rate	$(5,433,527)	34.0%	$-
State and local taxes - current	139,395	(0.9)%	301,932	4.2%
State and local taxes - deferred	(1,818,068)	11.4%	(176,755)	(2.4)%
Transaction costs	923,179	(5.8)%	-
Nondeductible control premium	1,700,000	(10.6)%	-
Goodwill	(3,018,444)	18.9%	-
Deferred tax from rate change from LLC to C corporation	(2,104,370)	13.2%	-
Change in valuation allowance	10,249,612	(64.1)%	(111,375)	(1.6)%
Other items, net	(144,882)	0.8%	-
Total income tax expense	$492,895	(3.1)%	$13,802	0.2%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. At December 31, 2011, a valuation allowance equal to 100% of the deferred tax assets has been provided for JEC II due to the uncertainty related to the extent and timing of JEC II's future taxable income. In 2012, JEC II began generating income through its interest in Bagatelle NY, which was profitable in 2012 and is expected to generate future taxable income. As such, the valuation allowance was reversed in 2012. In 2013, the Company increased its valuation allowance by $10,300,000 due to its cumulative losses.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below:

	Year ended
	December 31,	December 31,
	2013	2012
Deferred tax assets:
State and local net operating loss carryforwards	$1,042	$76,918
Deferred rent liabilities	787,362	169,183
Lease incentives	34,893	36,868
Depreciation and amortization	1,454,206	66,413
Stock compensation	23,329	-
FICA tip credit carryforward	126,010	-
Net operating loss	4,427	-
Goodwill	3,687,236	-
Derivative expense	4,239,900	-
Restricted stock grant	123,900	-

Total deferred tax assets	10,482,305	349,382

Valuation allowance	(10,249,612)	-

Net deferred tax assets	$232,693	$349,382

The Company accounts for unrecognized tax benefits in accordance with the provisions of FASB guidance which, among other directives, requires uncertain tax positions to be recognized only if they are more likely than not to be upheld based on their technical merits. The measurement of the uncertain tax position is based on the largest benefit amount that is more likely than not (determined on a cumulative probability basis) to be realized upon settlement. The Company believes that its tax return positions are appropriate and supportable under relevant tax law. The Company believes the estimates and assumptions used to support its evaluation of tax benefit realization are reasonable. Accordingly, no adjustments have been made to the consolidated financial statements for the years ended December 31, 2013 and 2012.

The Company may, from time to time, be assessed interest or penalties by major tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. In the event the Company receives an assessment for interest and penalties, it has been classified in the consolidated financial statements as income tax expense. Generally, the Company's federal, state, and local tax returns for years subsequent to 2008 remain open to examination by the major taxing jurisdictions to which the Company is subject.

Undistributed earnings of the Company's foreign subsidiaries are considered to be indefinitely reinvested and therefore, no provision for domestic taxes has been provided thereon. Upon repatriation of those earnings, in the form of dividends or otherwise, the Company would be subject to domestic income taxes, offset (in whole or in part) by foreign tax credits, related to income and withholding taxes payable to the various foreign countries. Determination of the amount of unrecognized deferred domestic income tax liability is impracticable due to the complexities associated with its hypothetical calculation.

As of December 31, 2013, the Company has a Federal and state net operating loss carryovers of $13,000. These net operating losses expire in 2033.